SCHEDULE OF CONTRACT LIABILITIES (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Contract Liabilities
Balance at beginning of the period	$ 1,673	$ 7,943
Additions	1,014,912	858,595
Recognized to revenue during the period	(1,016,585)	(864,865)
Balance at end of the period		$ 1,673